Document and Entity Information	Jun. 22, 2022
Cover [Abstract]
Entity Incorporation State Country Code	DE
Amendment Flag	false
Entity Central Index Key	0001068875
Document Type	8-K
Document Period End Date	Jun. 22, 2022
Entity Registrant Name	BLUCORA, INC.
Entity File Number	000-25131
Entity Tax Identification Number	91-1718107
Entity Address, Address Line One	3200 Olympus Blvd
Entity Address, Address Line Two	Suite 100
Entity Address, City or Town	Dallas
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75019
City Area Code	(972)
Local Phone Number	870-6400
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.0001 per share
Trading Symbol	BCOR
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false